Organization and Operations - Schedule of Effect of Changes of the Previously Reported Condensed Consolidated Statements of Stockholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Unaudited) (Details) - USD ($)
$ in Thousands
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity	$ (254,904)	$ (266,025)	$ (210,058)	$ (137,380)	$ (134,297)	$ 70,855
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(266,025)	(210,058)	(137,380)
As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(266,025)	(210,058)	(137,380)
Common Stock | Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity	2	2	2	2	2	2
Common Stock | Class B Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity	$ 6	6	6	6	6	6
Common Stock | Previously Reported | Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		2		2
Common Stock | Previously Reported | Class B Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		6		6
Common Stock | As Revised | Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		2		2
Common Stock | As Revised | Class B Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		6		6
Accumulated other comprehensive loss
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(2)	(56)	(262)	(238)	(69)
Accumulated other comprehensive loss | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(2)		(262)
Accumulated other comprehensive loss | As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(2)		(262)
Additional paid-in capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity			9,618	5,948		126,978
Additional paid-in capital | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		19,552
Additional paid-in capital | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(19,552)		5,948
Additional paid-in capital | As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity				5,948
Accumulated deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity			(244,177)	(155,399)	(149,279)	(80,456)
Accumulated deficit | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(301,020)		(149,451)
Accumulated deficit | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		21,163		(5,948)
Accumulated deficit | As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(279,857)		(155,399)
Noncontrolling Interests
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity			$ 24,549	12,325	$ 15,212	$ 24,394
Noncontrolling Interests | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		15,437		12,325
Noncontrolling Interests | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		(1,611)
Noncontrolling Interests | As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ (deficit) / equity		$ 13,826		$ 12,325